Condensed Consolidated Statement of Shareholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024
Statement of Stockholders' Equity [Abstract]
Gain (loss) on foreign currency translation, net of tax	$ 0	$ 0	$ 0	$ 0	$ 0